REAL ESTATE ASSETS (Summary of Properties Owned) (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 05, 2020	Jul. 31, 2019	Jul. 01, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Real Estate Assets Owned				$ 179,192,000	$ 200,206,620	$ 211,108,065
Garden Gateway Plaza
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned				$ 11,440,000	$ 11,428,000	11,166,000
World Plaza
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				San Bernardino, California	San Bernardino, California
Real Estate Assets Owned				$ 8,334,000	$ 8,305,000	6,180,000
Executive Office Park
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned				$ 7,654,000	$ 7,723,000	7,976,000
Waterman Plaza
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				San Bernardino, California	San Bernardino, California
Real Estate Assets Owned				$ 4,867,000	$ 4,889,000	4,977,000
Morena Office Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location					San Diego, California
Real Estate Assets Owned						4,716,000
Genesis Plaza
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				San Diego, California	San Diego, California
Real Estate Assets Owned				$ 8,721,000	$ 8,789,000	8,449,000
Proceeds from sale of property			$ 2,900,000
Dakota Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned				$ 8,772,000	$ 8,855,000	9,139,000
The Presidio
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location					Aurora, Colorado
Real Estate Assets Owned						6,499,000
Proceeds from sale of property		$ 12,300,000
Grand Pacific Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Bismarck, North Dakota	Bismarck, North Dakota
Real Estate Assets Owned				$ 5,885,000	$ 5,914,000	5,814,000
Union Terrace
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location					Lakewood, Colorado
Real Estate Assets Owned					$ 8,425,000	7,983,000
Centennial Tech Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location					Colorado Springs, Colorado
Real Estate Assets Owned					$ 13,132,000	12,960,000
Centennial Tech Center | Subsequent Event
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Proceeds from sale of property	$ 15,000,000
Arapahoe Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Centennial, Colorado	Centennial, Colorado
Real Estate Assets Owned				$ 9,619,000	$ 9,748,000	10,251,000
Union Town Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned				$ 9,552,000	$ 9,612,000	9,904,000
West Fargo Industrial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				West Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned				$ 7,188,000	$ 7,212,000	7,243,000
300 N.P.
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned				$ 3,371,000	$ 3,405,000	3,543,000
Research Parkway
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned				$ 2,492,000	$ 2,512,000	2,589,000
One Park Center
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Westminster, Colorado	Westminster, Colorado
Real Estate Assets Owned				$ 8,898,000	$ 8,518,000	8,453,000
Highland Court
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Centennial, Colorado	Centennial, Colorado
Real Estate Assets Owned				$ 11,260,000	$ 11,421,000	11,845,000
Shea Center II
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Location				Highlands Ranch, Colorado	Highlands Ranch, Colorado
Real Estate Assets Owned				$ 21,706,000	$ 21,853,000	22,658,000
Industrial Office Properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Real Estate Assets Owned					151,741,000	162,345,000
Model Home properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Real Estate Assets Owned				49,433,000	$ 48,466,000	$ 48,763,000
Presidio Property Trust, Inc. properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Real Estate Assets Owned				$ 129,759,000